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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21593
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                     KAYNE ANDERSON MLP INVESTMENT COMPANY
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               (Exact name of registrant as specified in charter)

                     1800 AVENUE OF THE STARS, SECOND FLOOR
                         LOS ANGELES, CALIFORNIA 90067
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                    (Address of principal executive offices)

(Name and address of agent for service)

Registrant's telephone number, including area code: 310-284-6438
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Date of fiscal year-end: November 30th
                         -------------

Date of reporting period: July 1, 2006 - June 30, 2007
                          ----------------------------
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Item 1 - Proxy Voting Record - Attached on behalf of Kayne Anderson MLP
Investment Company

                                                                                                  PROPOSED
                                                                                                  BY                         FOR/
                                                        MEETING                                   (I)SSUER OR  VOTE   HOW    AGAINST
ISSUER                             SYMBOL  CUSIP        DATE         MATTER:                      (S)HRHLDR    CAST?  VOTED  MGMT
------                             ------  -----        -------      -------                      -----------  -----  -----  -------
Energy Transfer Equity, L.P.       ETE     29273V100    8/15/2006    recommend:                        I       yes    for    for
                                                                     proposal to approve
                                                                     (a) change in the terms
                                                                     of our class F units
                                                                     to provide that each
                                                                     class F unit is
                                                                     convertible into one
                                                                     of their common
                                                                     units and (b) issuance
                                                                     of add'l common shares


Valero L.P.                        VLI     91913W104    9/18/2006    approve:                          I       yes    for    for
                                                                     the Valero GP, LLC second
                                                                     amended and restated 2000
                                                                     long-term incentive plan,
                                                                     which incorporates the
                                                                     proposed amendments
                                                                     described in the consent
                                                                     solicitation statement.


TEPPCO Partners, LP                TPP     872384102   10/26/2006    PROPOSE:                          I       yes    for    for
                                                                     revise certain provisions
                                                                     of the partnership
                                                                     agreement that relate to
                                                                     distribution and capital
                                                                     contributions, inc.
                                                                     reduction of their general
                                                                     partner's max. percentage
                                                                     interest in their
                                                                     quarterly distribution
                                                                     from 50% to 25%

                                                                     PROPOSE:                          I       yes    for    for
                                                                     change various voting
                                                                     percentage requirements of
                                                                     the partnership agreement,
                                                                     in most cases from 66.75%
                                                                     of outstanding units to a
                                                                     majority of outstanding
                                                                     units

                                                                     PROPOSE:                          I       yes    for    for
                                                                     supplement & revise
                                                                     certain provisions of the
                                                                     partnership agreement that
                                                                     relate to conflicts of
                                                                     interest and fiduciary
                                                                     duties

                                                                     PROPOSE:                          I       yes    for    for
                                                                     make add'l amendments to
                                                                     the partnership agreement
                                                                     to provide for certain
                                                                     registration rights of the
                                                                     general partner, for the
                                                                     maintenance of the
                                                                     separation of the
                                                                     separateness of the
                                                                     partnership from any other
                                                                     person or entity

                                                                     ISSUE:                            I       yes    for    for
                                                                     units to the general
                                                                     partner as consideration
                                                                     for the IDR reduction
                                                                     amendment based on a
                                                                     predetermined formula

                                                                     APPROVE:                          I       yes    for    for
                                                                     terms of the EPCO, Inc.
                                                                     2006 TPP long-term
                                                                     incentive plan

                                                                     APPROVE:                          I       yes    for    for
                                                                     terms of the EPCO, Inc.
                                                                     TPP unit purchase plan

Crosstex Energy, Inc               XTXI    22765Y104   10/26/2006    APPROVE:                          I       yes    for    for
                                                                     restated certificate of
                                                                     incorporation to increase
                                                                     the authorized shares of
                                                                     capital stock and to
                                                                     clarify a liquidation
                                                                     provision applicable to
                                                                     common stock

                                                                     APPROVE:                          I       yes    for    for
                                                                     amended and restated
                                                                     long-term incentive plan
                                                                     (including the increase in
                                                                     the number of shares
                                                                     available for issuance
                                                                     there under)

Plains All American
  Pipeline, L.P.                   PAA     726503105    11/9/2006    APPROVE:                          I       yes    for    for
                                                                     agreement & plan of merger
                                                                     dated 7/11/06 and the
                                                                     merger contemplated by the
                                                                     merger agreement

                                                                     APPROVE:                          I       yes    for    for
                                                                     issuance of Plains common
                                                                     units to the common unit
                                                                     holders of Pacific

Pacific Energy
  Partners, L.P.                   PPX     69422R105    11/9/2006    APPROVE:                          I       yes    for    for
                                                                     adopt the agreement and
                                                                     plan of merger dated as of
                                                                     June 11, 2006 with Plains
                                                                     All American

Kinder Morgan, Inc                 KMP     49455P101   12/19/2006    APPROVE:                          I       yes    for    for
                                                                     adopt the agreement and
                                                                     plan of merger among
                                                                     Kinder Morgan, Knight
                                                                     Holding Co. and Knight
                                                                     Acquisition

                                                                     APPROVE:                          I       yes    for    for
                                                                     adjourn the special
                                                                     meeting to a later date to
                                                                     solicit additional proxies
                                                                     if there are insufficient
                                                                     votes at the time of the
                                                                     special meeting

ONEOK Partners, L.P.               OKS     68268N103    3/29/2007    APPROVE:                          I       yes    for    for
                                                                     change in the terms of the
                                                                     class B units of Oneok to
                                                                     provide for the conversion
                                                                     of all outstanding class B
                                                                     units into the same # of
                                                                     common units of Oneok

                                                                     AMEND:                            I       yes    for    for
                                                                     partnership agreement

                                                                     ADJOURN:                          I       yes    for    for
                                                                     the special meeting to a
                                                                     later date if necessary

Magellan Midstream
  Partners L.P.                    MMP     559080106    4/25/2007    ELECT:                            I       yes    for    for
                                                                     John Desbarres
                                                                     Patrick Eilers
                                                                     Thomas Macejko, Jr.

                                                                     AMEND:                            I       yes    for    for
                                                                     Magellan's long-term
                                                                     incentive plan

Energy  Transfer
  Equity, L.P.                     ETE     29273V100    2/22/2007    APPROVE:                          I       yes    for    for
                                                                     change in the terms of
                                                                     Class C units and issuance
                                                                     of additional common units
                                                                     upon conversion

Copano Energy, L.L.C.              CPNO    217202100    5/24/2007    ELECT:                            I       yes    for    for
                                                                     James Crump
                                                                     Ernie Daner
                                                                     John Eckel Jr.
                                                                     Scott Griffins
                                                                     Michael Johnson
                                                                     T. William Porter
                                                                     William Thacker

                                                                     RATIFY:                           I       yes    for    for
                                                                     Deloitte & Touche LLP as
                                                                     auditors

Williams Partners L.P.             WPZ     96950F104    5/21/2007    APPROVE:                          I       yes    for    for
                                                                     change in the terms of the
                                                                     class B units to provide
                                                                     that each Class B unit is
                                                                     convertible into one of
                                                                     the common units and the
                                                                     issuance of add'l common
                                                                     units upon such conversion

Crosstex Energy, Inc.              XTXI    22765Y104     5/9/2007    DIRECT:                           I       yes    for    for
                                                                     Bryan Lawrence
                                                                     Cecil Martin, Jr.
                                                                     James Crain

Legacy Reserves LP                 LGCY    524707304    5/30/2007    ELECT:                            I       yes    for    for
                                                                     Cary Brown
                                                                     Kyle McGraw
                                                                     Dale Brown
                                                                     G. Larry Lawrence
                                                                     William Sullivan
                                                                     S. Will Vanloh, Jr.
                                                                     Kyel Vann

MarkWest Hydrocarbon, Inc.         MWP      570762104   6/13/2007    ELECT:                            I       yes    for    for
                                                                     Michael Beatty
                                                                     William Kellstrom
                                                                     William Wallace

                                                                     RATIFY:                           I       yes    for    for
                                                                     Deloitte & Touche as the
                                                                     public accountants

Atlas Energy Resources, LLC        ATN     049303100    5/23/2007    ELECT:                            I     yes    for    for
                                                                     Edward Cohen
                                                                     Jonathan Cohen
                                                                     Mathew Jones
                                                                     Richard Weber
                                                                     Walter Jones
                                                                     Ellen Warren
                                                                     Bruce Wolf

Omega Navigation
  Enterprises, Inc.                ONAV    Y6476R105    5/22/2007    ELECT:                            I     yes    for    for
                                                                     Robert Flynn
                                                                     Dr. Chiang Hai Ding
                                                                     Shariq Azhar

                                                                     RATIFY:                           I     yes    for    for
                                                                     Ernst & Young as certified
                                                                     auditors

Arlington Tankers, Ltd.            ATB     G04899103    4/25/2007    ELECT:                            I     yes    for    for
                                                                     Michael Drayton

                                                                     APPOINT:                          I     yes    for    for
                                                                     Moore Stephens P.C. as
                                                                     independent auditors and
                                                                     for the authorization of
                                                                     the board to determine the
                                                                     independent registered
                                                                     public accounting firm
                                                                     fees

Double Hull Tankers, Inc.          DHT     Y21110104    6/20/2007    ELECT:                            I     yes    for    for
                                                                     Randee Day

                                                                     APPOINT:                          I     yes    for    for
                                                                     independent auditors

Nordic American Tanker
  Shipping Limited                 NAT     G65773106    6/20/2007    ELECT:                            I     yes    for    for
                                                                     Her Bjorn Hanson
                                                                     Torpor Gladson
                                                                     Sir David Gibbons
                                                                     Andreas Ove Ugland
                                                                     Andrew March
                                                                     Paul Hopkins
                                                                     Richard Vietor

                                                                     APPOINT:                          I     yes    for    for
                                                                     Deloitte as auditors

Constellation Energy
  Partners LLC                     CEP     21038E101    6/26/2007    APPROVE:                          I     yes    for    for
                                                                     change in the terms of
                                                                     Constellation's class E
                                                                     units to provide that each
                                                                     class E be converted into
                                                                     one of their common units
                                                                     and the issuance of add'l
                                                                     common units

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson MLP Investment Company
(Registrant)

By: /s/ Kevin S. McCarthy
    ---------------------------------------------
Kevin S. McCarthy
President of Kayne Anderson MLP Investment Company
(Signature & Title)
Date: August 22, 2007